Income Tax	12 Months Ended
Aug. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax
20.	Income Tax

The following table reconciles the income tax benefit at the U.S. Federal statutory rate to income tax benefit at the Company’s effective tax rates as at August 31, 2020 and 2019:
	August 31 2020 $	August 31 2019 $

Loss before taxes	(3,987,018)	(4,158,413)
Expected income tax recovery	(856,424)	(883,841)
Non-deductible items	200,573	8,544
Change in estimates	92,083	948
Effect of changes in foreign and long-term tax rates	—	—
Change in valuation allowance	566,087	892,013
Total income taxes	2,319	17,664

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Deferred tax assets at August 31, 2020 and 2019 are comprised of the following:

	August 31 2020 $	August 31 2019 $
Non-capital losses	5,588,526	5,022,440
Marketable securities	2,300	2,300
Total unrecognized deferred tax assets	5,590,826	5,024,740

The Company has net operating loss carry-forwards of approximately $26,891,000 which may be carried forward to apply against future year income tax for U.S. tax purposes.

Year	Amount	Canada
2025	76,000	—
2026	508,000	—
2027	1,056,000	—
2028	720,000	—
2029	753,000	—
2030	552,000	—
2031	538,000	—
2032	252,000	—
2033	344,000	—
2034	3,257,000	—
2035	1,934,000	—
2036	1,150,000	—
2037	1,857,000	—
2038	—	—
2039	—	242,000
2040	—	309,000
Indefinite	13,343,000	—
	26,340,000	551,000
Total		26,891,000